Significant Events After the Reporting Period	12 Months Ended
Dec. 31, 2021
Disclosure Of Events After Reporting Period [Abstract]
SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD	SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD
As described in Note 1, concurrently with the execution of the Merger Agreement, certain investors (the “PIPE Investors”) have entered into certain share subscription agreements (each, a “PIPE Agreement”) pursuant to which the PIPE Investors have committed to subscribe for and purchase 29,482,000 Gogoro Ordinary Shares at $10.00 per share for an aggregate purchase price of $294,820 thousand. The PIPE amount of $294,820 thousand was received by the closing date of merger (the “Closing Date”) on April 4, 2022.
Pursuant to the Merger Agreement, on the Closing Date, the Company issued 13,618,735 ordinary shares to Class A and Class B shareholders of Poema and assumed warrants previously issued by Poema, consisting of 9,400,000 private placement warrants and 17,250,000 public warrants. The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a business combination or earlier upon redemption or liquidation.
Concurrently, during the period between the Closing Date and the sixth anniversary of the Closing Date, eligible Gogoro shareholders may receive up to 12 million additional shares of the Company’s ordinary shares, with one-third of the earnout shares issuable if over any 20 trading days within any 30 trading day period the volume-weighted average price of the Company ordinary shares is greater than or equal to $15.00, $17.50 and $20.00, respectively.
On March 31, 2022, the interim amended and restated memorandum and articles of association of Gogoro has been adopted and became effective. On the Closing Date, immediately prior to the consummation of any of the transactions contemplated by the subscription agreements, Gogoro repurchased each series C preferred share that is issued and outstanding for cash consideration in an amount equal to the initial subscription price for such series C preferred shares. Immediately upon receipt of such cash consideration, each holder of a series C preferred share applied such amount to the subscription for one Gogoro ordinary share.